March 5, 2009

VIA EDGAR SYSTEM

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Optique Funds, Inc. File Nos. 333-45361 and 811-08627 Rule 497(j) Certification

Ladies & Gentlemen:

        The undersigned officer of Optique Funds, Inc. (the “Company”) does hereby certify pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended that:

        1.     the form of the Prospectus and the Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 promulgated under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 14 to the Form N-1A Registration Statement filed by the Company on February 27, 2009, which became effective on February 28, 2009 and is the most recent amendment to such Registration Statement; and

        2.     the text of Post-Effective Amendment No. 14 was filed with the Securities and Exchange Commission by direct transmittal through the EDGAR system on February 27, 2009.

Very truly yours
OPTIQUE FUNDS, INC.
By: /s/ Colette M. Wallner
Colette M. Wallner
President